FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Reconciliation of Warrant Liability

The Company’s warrant liability was estimated using Level 3 inputs as shown in the reconciliation table below for the years ended December 31, 2012 and 2011.

Fair value measurements using significant unobservable inputs (Level 3)
Description	Warrant Liability
Beginning balance, December 31, 2010	$
Purchases, issuance and settlements	741,028
Total (gains) or losses	(242,052)
Transfers in or out of Level 3	-
Ending balance, December 31, 2011	498,976
Purchases, issuance and settlements	795,975
Total (gains) or losses	944,291
Transfers in or out of Level 3	(2,239,242)
Ending balance, December 31, 2012	$-

Fair Value of Warrant Liability Assumptions

The Company used the following assumptions to estimate the fair value of the warrant liability that was reclassified to additional paid in capital:

Expected volatility	80.42%
Expected dividend yield	0%
Expected term	1.8-2.1 years
Risk-free interest rate	0.72%